Mining and income tax (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on loss/(profit) before tax at maximum South African statutory company tax rate		R 650.4		R 447.9		R (45.6)
South African mining tax formula rate adjustment		(261.4)		(97.2)		44.2
US statutory tax rate adjustment		67.0		33.9		(14.5)
Non-deductible finance expense		(25.7)		(118.2)
Non-deductible share-based payments		(39.4)		(43.3)		(35.6)
(Non-deductible loss)/non-taxable gain on fair value of financial instruments		(27.9)		171.0		(34.1)
(Non-deductible loss)/non-taxable gain on foreign exchange differences		(1.2)		244.1		6.2
Non-taxable share of results of equity-accounted investees		71.6		40.8		55.6
Non-deductible impairments		(24.2)		(122.7)		(0.5)
Non-taxable gain on acquisition		305.9
Non-deductible transaction costs		(26.9)		(110.0)
Tax adjustment in respect of prior periods				(46.6)		98.0
Net other non-taxable income and non-deductible expenditure		71.7		65.9		(2.1)
Change in estimated deferred tax rate		1,544.0		(1,295.2)
Deferred tax assets not recognised		(162.4)		(169.5)		(156.3)
Mining and income tax	$ 150.8	R 2,141.5	$ (75.0)	R (999.1)	$ (6.9)	R (84.7)